Waxess USA DERIVATIVE LIABILITY (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess DERIVATIVE LIABILITY	9. DERIVATIVE LIABILITY

As described in Note 8, during 2010, the Company issued financial instruments in the form of warrants and convertible notes payable with conversion features; granted warrants to purchase 120,250 shares of common stock to service providers; and granted a warrant in connection with entering into an agreement with Brightpoint, Inc. (see Note 13).  One of the terms of the agreement with Brightpoint provides that the Company grant a warrant to Brightpoint equal to 19.9% of the common stock of the Company on a fully-diluted basis following the closing of a “Future Financing.”  A Future Financing is defined in the agreement as the Company selling shares of its common stock with gross proceeds of at least $5 million.  At December 31, 2010, the Company had not completed a Future Financing and no warrant had been granted to Brightpoint.

The conversion features of both the convertible notes payable and warrants meet the definition of a derivative liability due to the contract obligations.  Derivative instruments shall also be measured at fair value at each reporting period with gains and losses recognized in current earnings.  The Company calculated the fair value of these instruments using the Black-Scholes pricing model. The Company will adopt a binomial method in the first quarter of 2011. The significant assumptions used in the calculation of the instruments fair value are detailed in the table below.

Derivative Liability – Warrants

As of December 31, 2010, the Company recorded a derivative liability of $55,413 for the issuance of warrants.  During the year ended December 31, 2010, the Company did not recognize a gain or loss based on the fair value mark-to-market adjustment of the derivative liability associated with the warrants in the accompanying statement of operations.

These derivative liabilities have been measured in accordance with fair value measurements, as defined by GAAP.  The valuation assumptions are classified within Level 2 inputs and Level 3 inputs.  The following table represents the Company’s derivative liability activity for both the embedded conversion features and the warrants at December 31, 2010:

Issuance of derivative financial instrument	$55,413
Mark-to-market adjustment to fair value at December 31, 2010	-
Total	$55,413

The following assumptions were used to determine the fair value of the warrants as of December 31, 2010 and at date of issuance on March 15, 2010 through December 31, 2010:

Volatility	30%
Expected dividend	-
Expected term	6 months to 3 years
Risk free rate	0.2%
Strike Price	$2.00